Average Annual Total Returns (Vanguard Total Stock Market Index Fund ETF)	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Total Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Total Stock Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%	12.07%	7.48%	12.57%	12.58%	12.66%	12.58%
Five Years	15.70%	15.28%	12.67%	15.69%	none	15.75%	15.72%
Ten Years	8.11%	7.75%	6.59%	8.11%	none	8.15%	8.11%